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                                               Filed Pursuant to Rule 497(j)
                                               Registration File No.: 2-10827
                                                                      811-02265



                             [LOGO] VALUE LINE, INC.

                              220 East 42nd Street
                          New York, New York 10017-5891
                  Phone: (212) 907-1500 / Fax: (212) 818-9747







                                                           May 1, 2001




Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

              Re: The Value Line Fund, Inc.
                  File #2-10827; 811-568
                  Rule 497(j)
                  -------------------------------------------



Dear Sir/Madam:


     On behalf of the Registrant, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Section 497(c) would not have differed from those contained in the text of the Registrant's most recent post-effective amendment to its registration statement that was filed electronically via Edgar with the Securities and Exchange Commission.


                                           Very truly yours,

                                           /s/ Peter D. Lowenstein

                                           Peter D. Lowenstein


PDL: psp